Assets Pledged and Received as Collateral - Collateral Received (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Collateral Received
Securities and other financial assets accepted as collateral	€ 365,492	€ 310,272
thereof [Abstract]
collateral sold or repledged	€ 307,224	€ 252,758

[1]	Prior period results have been restated due to a refined approach to determine collateral received and collateral re-pledged